OTHER FINANCIAL DATA - GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Goodwill, ending balance	$ 1,111		$ 1,036
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	65	[1]	(26)	[1]
Goodwill, Acquired During Period	10		975
Goodwill, ending balance	1,111		1,036		87
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	65	[1]	(26)	[1]
Goodwill, Acquired During Period			975
Goodwill, ending balance	1,014		949
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	10
Goodwill, ending balance	72		62		62
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Goodwill, ending balance	$ 25		$ 25		$ 25

[1]	We record the offset of this fluctuation to other comprehensive income.